Long-term Debt - Additional Information (Detail)									12 Months Ended
	Dec. 18, 2018 USD ($)	Mar. 19, 2018	Mar. 16, 2018 USD ($)	May 15, 2017 USD ($)	Jan. 28, 2016 USD ($)	Jan. 10, 2014 USD ($)	Oct. 30, 2012 USD ($)	Feb. 09, 2012 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Proceeds received from term A loans									$ 599,250,000	$ 450,000,000	$ 300,000,000
Outstanding revolving credit facility									280,000,000
Remaining borrowing capacity under revolving credit facility									156,817,000
Aggregate principal amount of debt issued									2,914,552,000
Debt instrument outstanding amount									2,914,552,000	2,585,409,000
Loss on debt extinguishment									15,429,000	71,000	3,198,000
AR Program [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	Dec. 17, 2021
Aggregate principal amount of debt issued	$ 175,000,000
Debt instrument outstanding amount									$ 175,000,000
Bearing interest rate									3.40%
5 7/8% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Redemption price, percentage of loan		101.958%
Aggregate principal amount of debt issued								$ 500,000,000
Debt instrument outstanding amount										$ 500,000,000
Interest rate on convertible notes								5.875%		5.875%
Net proceeds from the issuance of debt								$ 489,000,000
Loss on debt extinguishment									$ 15,429,000
Loss on debt extinguishment on cash									9,790,000
5% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of debt issued							$ 535,000,000
Debt instrument outstanding amount									$ 535,000,000	$ 535,000,000
Interest rate on convertible notes							5.00%		5.00%	5.00%
Net proceeds from the issuance of debt							$ 527,100,000
Redemption price percentage of the principal amount to be purchased							101.00%
5 3/8% Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of debt issued						$ 510,000,000
Debt instrument outstanding amount									$ 510,000,000	$ 510,000,000
Interest rate on convertible notes						5.375%			5.375%	5.375%
Net proceeds from the issuance of debt						$ 502,300,000
Redemption price percentage of the principal amount to be purchased						101.00%
5 3/8% Senior Notes [Member] | Prior to January 15, 2019 [Member]
Debt Instrument [Line Items]
Redemption percentage equal to principal amount include aggregate premium						100.00%
5 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of debt issued					$ 400,000,000
Debt instrument outstanding amount									$ 400,000,000	$ 400,000,000
Interest rate on convertible notes					5.75%				5.75%	5.75%
Net proceeds from the issuance of debt					$ 394,500,000
Redemption price percentage of the principal amount to be purchased					101.00%
5 3/4% Senior Notes [Member] | Prior to February 1, 2019 [Member]
Debt Instrument [Line Items]
Redemption price, percentage of loan					105.75%
Redemption percentage of aggregate principal amount of senior notes					35.00%
Redemption percentage of issued notes which remain outstanding					65.00%
5 3/4% Senior Notes [Member] | Prior to February 1, 2021 [Member]
Debt Instrument [Line Items]
Redemption price, percentage of loan					100.00%
Letter of Credit [Member]
Debt Instrument [Line Items]
Letter of credit outstanding balance									$ 13,183,000
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Proceeds received from term A loans									599,250,000	$ 450,000,000	300,000,000
Debt instrument outstanding amount									2,914,552,000	2,585,409,000
Loss on debt extinguishment									15,429,000	71,000	$ 3,198,000
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | AR Program [Member]
Debt Instrument [Line Items]
Debt instrument outstanding amount									175,000,000
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | 5 7/8% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt instrument outstanding amount										$ 500,000,000
Interest rate on convertible notes										5.875%
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | 5% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt instrument outstanding amount									$ 535,000,000	$ 535,000,000
Interest rate on convertible notes									5.00%	5.00%
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | 5 3/8% Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument outstanding amount									$ 510,000,000	$ 510,000,000
Interest rate on convertible notes									5.375%	5.375%
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | 5 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument outstanding amount									$ 400,000,000	$ 400,000,000
Interest rate on convertible notes									5.75%	5.75%
Senior Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing limit of incremental loan facility				$ 450,000,000
Debt instrument maturity date				May 15, 2022
Term A Loan Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing limit of incremental loan facility				$ 450,000,000
Debt instrument maturity date				May 15, 2022
Proceeds received from term A loans				$ 450,000,000
Term A Loan Facility [Member] | LIBO Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate			1.75%
Ratio of indebtedness to net capital one			3.25
Ratio of indebtedness to net capital minimum			1
Term A Loan Facility [Member] | LIBO Rate [Member] | Debt Ratio Less Than Three Point Two Five [Member]
Debt Instrument [Line Items]
Adjusted Rate			1.50%
Term A Loan Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate			0.75%
Ratio of indebtedness to net capital one			3.25
Ratio of indebtedness to net capital minimum			1
Term A Loan Facility [Member] | Base Rate [Member] | Debt Ratio Less Than Three Point Two Five [Member]
Debt Instrument [Line Items]
Adjusted Rate			0.50%
Term B Loan Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing limit of incremental loan facility			$ 600,000,000
Debt instrument maturity date			Mar. 16, 2025
Amended and restated date			Mar. 16, 2018
Redemption price, percentage of loan			5.875%
Revolving Credit Facility [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt instrument maturity date									May 15, 2022
Revolving Credit Facility [Member] | LIBO Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate			2.25%
Ratio of indebtedness to net capital one			4.25
Ratio of indebtedness to net capital minimum			1
Revolving Credit Facility [Member] | LIBO Rate [Member] | Debt Ratio Less Than Four Point Two Five [Member]
Debt Instrument [Line Items]
Adjusted Rate			2.00%
Revolving Credit Facility [Member] | LIBO Rate [Member] | Debt Ratio Less Than Three Point Zero Zero [Member]
Debt Instrument [Line Items]
Adjusted Rate			1.75%
Ratio of indebtedness to net capital one			3.00
Ratio of indebtedness to net capital minimum			1
Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Adjusted Rate			1.25%
Ratio of indebtedness to net capital one			4.25
Ratio of indebtedness to net capital minimum			1
Revolving Credit Facility [Member] | Base Rate [Member] | Debt Ratio Less Than Four Point Two Five [Member]
Debt Instrument [Line Items]
Adjusted Rate			1.00%
Revolving Credit Facility [Member] | Base Rate [Member] | Debt Ratio Less Than Three Point Zero Zero [Member]
Debt Instrument [Line Items]
Adjusted Rate			0.75%
Ratio of indebtedness to net capital one			3.00
Ratio of indebtedness to net capital minimum			1